Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Liabilities (CHF million)
Due to banks	1,008	1,460
Customer deposits	3,219	3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	60,529	76,104
Obligation to return securities received as collateral	21,611	22,800
Trading liabilities	75,125	76,812
Short-term borrowings	7,132	6,053
Long-term debt	68,738	61,853
Other liabilities	20,005	21,971
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	20,881	21,098
Trading liabilities	44,495	40,392
Short-term borrowings	0	0
Long-term debt	3	0
Other liabilities	0	0
Total liabilities	65,379	61,490
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3	0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	177	409
Trading liabilities	17,778	19,037
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	17,616	18,863
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	9	1
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,704	20,689
Trading liabilities	17,758	15,476
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	8,959	5,879
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	2,207	896
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	232	14
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	6,201	4,691
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	1,008	1,460
Customer deposits	3,132	3,186
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	60,529	75,990
Obligation to return securities received as collateral	730	1,702
Trading liabilities	499,318	578,338
Short-term borrowings	7,031	5,888
Long-term debt	58,422	52,073
Other liabilities	17,303	19,386
Total liabilities	647,473	738,023
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,134	9,081
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	26,120	20,680
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	8,898	9,509
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	479	638
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	698	1,592
Trading liabilities	4,744	5,312
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	407	603
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	655	1,558
Trading liabilities	3,893	4,132
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	32	110
Trading liabilities	310	309
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	494,264	572,717
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	383,514	439,502
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	56,149	71,588
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	25,055	25,942
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	26,397	30,800
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	87	55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	114
Obligation to return securities received as collateral	0	0
Trading liabilities	4,915	5,564
Short-term borrowings	101	165
Long-term debt	10,313	9,780
Other liabilities	3,321	2,859
Total liabilities	18,737	18,537
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,374	6,217
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,028	2,552
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	727	1,143
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	2
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	2
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	19	17
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	4,896	5,545
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,185	1,129
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	696	938
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,291	1,230
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,265	1,896
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(473,603)	(547,482)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(619)	(274)
Total liabilities	(474,222)	(547,756)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(473,603)	(547,482)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	1,008	1,460
Customer deposits	3,219	3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	60,529	76,104
Obligation to return securities received as collateral	21,611	22,800
Trading liabilities	75,125	76,812
Short-term borrowings	7,132	6,053
Long-term debt	68,738	61,853
Other liabilities	20,005	21,971
Total liabilities	257,367	270,294
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,134	9,081
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	33,494	26,897
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,929	12,061
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,206	1,781
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	875	2,001
Trading liabilities	22,522	24,351
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	18,023	19,466
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	655	1,558
Trading liabilities	3,902	4,135
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,736	20,799
Trading liabilities	18,087	15,802
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	34,516	36,659